CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Patents, accumulated amortization (in Dollars)	$ 965,040	$ 639,744
Property and equipment, accumulated depreciation (in Dollars)	$ 46,950	$ 13,617
Preferred stock, shares authorized	19,860	19,860
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	24,000,000	24,000,000
Common stock, shares issued	8,752,387	8,724,878
Common stock, shares outstanding	8,752,387	8,724,878
Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100
Preferred stock, shares issued	140	140
Preferred stock, shares outstanding	140	140
Series A Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock, shares issued	140